CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Revenue	$ 1,962,134	$ 1,843,267	$ 1,400,038
Cost of services	(1,272,363)	(1,237,333)	(914,677)
Gross profit	689,771	605,934	485,361
Selling, general and administrative expenses	(220,198)	(198,108)	(138,669)
Impairment (loss) / reversal of non-financial assets	(335)		102,838
Other operating income	31,792	46,390	100,560
Other operating expense	(12,746)	(6,963)	(9,453)
Operating income	488,284	447,253	540,637
Share of income / (loss) in associates	31,083	(996)	7,108
Income before financial results and income tax	519,367	446,257	547,745
Financial income	68,344	71,430	101,598
Financial loss	(243,955)	110,305	(406,570)
Inflation adjustment	(11,074)	(21,260)	(40,547)
Income before income tax	332,682	606,732	202,226
Income tax	(74,963)	(298,820)	24,241
Income for the year	257,719	307,912	226,467
Attributable to:
Owners of the parent	247,724	282,674	239,506
Non-controlling interest	9,995	25,238	(13,039)
Income / (loss) for the year	$ 257,719	$ 307,912	$ 226,467
Earnings per share for profit attributable to the ordinary equity holders of the Group:
Basic earnings per share	$ 1.53	$ 1.76	$ 1.49
Diluted earnings per share	$ 1.52	$ 1.75	$ 1.49